Right of use assets - (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Presentation of leases for lessee [abstract]
Balance as of April 1,	₨ 3,042,839	₨ 2,451,179
Additions	1,377,567	993,651
Finance cost accrued during the period	298,696	253,316
Deletions	(350,244)	(19,503)
Payment of lease liabilities	(559,183)	(633,420)
Fair value adjustment	(837)	(3,813)
Translation difference	1,400	1,429
Balance as of March 31,	₨ 3,810,238	₨ 3,042,839